Note D - Loans and Allowance for Loan Losses - Loans Individually Evaluated for Impairment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Allowance for Loan Losses Allocated	$ 94	$ 2,981	$ 2,164
Unpaid principal balance	19,917	25,176	20,180
Recorded investment	18,108	22,709	17,228
Average impaired loans	15,958	19,893	15,894
Interest income recognized	855	1,145	700
Cash basis interest recognized	855	1,145	700
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member]
Unpaid principal balance - with allowance recorded	372	384	396
Recorded investment - with allowance recorded	372	384	396
Allowance for Loan Losses Allocated	94	100	107
Average impaired loans - with allowance recorded	378	390	402
Interest income recognized - with allowance recorded	17	19	75
Cash basis interest recognized - with allowance recorded	17	19	75
Unpaid principal balance - with no allowance recorded	4,989	5,078	5,178
Recorded investment - with no allowance recorded	3,534	3,632	2,773
Average impaired loans - with no allowance recorded	3,521	3,572	3,439
Interest income recognized - with no allowance recorded	81	79	49
Cash basis interest recognized - with no allowance recorded	81	79	49
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member]
Unpaid principal balance - with allowance recorded	3,427	5,477	204
Recorded investment - with allowance recorded	3,427	5,477	204
Allowance for Loan Losses Allocated		2,435	204
Average impaired loans - with allowance recorded	2,456	3,185	204
Interest income recognized - with allowance recorded	184	300	13
Cash basis interest recognized - with allowance recorded	184	300	13
Unpaid principal balance - with no allowance recorded		3,638	3,812
Recorded investment - with no allowance recorded		3,091	3,265
Average impaired loans - with no allowance recorded		3,005	2,747
Interest income recognized - with no allowance recorded		178	181
Cash basis interest recognized - with no allowance recorded		178	181
Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Unpaid principal balance - with no allowance recorded	352	1,001	680
Recorded investment - with no allowance recorded		527	680
Average impaired loans - with no allowance recorded		522	544
Interest income recognized - with no allowance recorded	19	136
Cash basis interest recognized - with no allowance recorded	19	136
Residential Portfolio Segment [Member]
Unpaid principal balance - with no allowance recorded	1,420	717	1,001
Recorded investment - with no allowance recorded	1,420	717	1,001
Average impaired loans - with no allowance recorded	851	726	809
Interest income recognized - with no allowance recorded	66	31	45
Cash basis interest recognized - with no allowance recorded	66	31	45
Commercial and Industrial Portfolio Segment [Member]
Unpaid principal balance - with allowance recorded	9,154	392	4,355
Recorded investment - with allowance recorded	9,154	392	4,355
Allowance for Loan Losses Allocated		241	1,850
Average impaired loans - with allowance recorded	8,544	391	3,545
Interest income recognized - with allowance recorded	481		149
Cash basis interest recognized - with allowance recorded	481		149
Unpaid principal balance - with no allowance recorded		8,073	4,336
Recorded investment - with no allowance recorded		8,073	4,336
Average impaired loans - with no allowance recorded		7,681	3,985
Interest income recognized - with no allowance recorded		381	180
Cash basis interest recognized - with no allowance recorded		381	180
Consumer Portfolio Segment [Member] | Home Equity Loan [Member]
Unpaid principal balance - with allowance recorded	203	416	218
Recorded investment - with allowance recorded	201	416	218
Allowance for Loan Losses Allocated		205	3
Average impaired loans - with allowance recorded	208	421	219
Interest income recognized - with allowance recorded	7	21	8
Cash basis interest recognized - with allowance recorded	$ 7	$ 21	$ 8